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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. November 6, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____112______
Form 13F Information Table Value Total: $_2,193______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------   ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                          CLASS     CUSIP    (x$1000)                        INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                     SHARES/     SH/P PUT/                     VOTING AUTHORITY
                                                                     PRIN.AMT    RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                      COM     002824100    12,128     255,000 SH        SOLE                255,000
ALZA CORPORATION                         COM     022615108    20,760     240,000 SH        SOLE                240,000
AMBAC FINANCIAL GROUP, INC.              COM     023139108    27,805     379,600 SH        SOLE                379,600
AMERICAN HOME PRODUCTS CORP.             COM     026609107    16,969     300,000 SH        SOLE                300,000
AMERICAN INT'L. GROUP INC.               COM     026874107    72,663     759,375 SH        SOLE                759,375
AMERICAN TOWER CORP 5% CV                DEB     029912AE2     9,625  10,000,000 PRIN      SOLE             10,000,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.     COM     G03910109    16,888     700,000 SH        SOLE                700,000
ASSOC. FIRST CAPITAL CORP. SER. A        COM     046008108    20,778     546,800 SH        SOLE                546,800
AXENT TECHNOLOGIES INC.                  COM     05459C108     9,595     445,000 SH        SOLE                445,000
BMC SOFTWARE INC.                        COM     055607105     5,929     310,000 SH        SOLE                310,000
BP AMOCO PLC SPN                        ADRS     055662104    14,310     270,000 ADR       SOLE                270,000
BANK ONE CORP                            COM     06443A103    12,746     330,000 SH        SOLE                330,000
BANKNORTH GROUP, INC.                    COM     06646L100     8,473     474,000 SH        SOLE                474,000
BAXTER INTERNATIONAL                     COM     071813109    20,352     255,000 SH        SOLE                255,000
BELLSOUTH CORP.                          COM     079860102    17,710     440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                     COM     091797100    10,256     300,000 SH        SOLE                300,000
BLACK HILLS CORP.                        COM     092113109    15,575     555,000 SH        SOLE                555,000
CABOT CORP.                              COM     127055101    14,893     470,000 SH        SOLE                450,000
CALPINE CORP.                            COM     131347106     5,219      50,000 SH        SOLE                 50,000
CALPINE CAPITAL TRUST                    PFD     131346207    37,133     202,500 SH        SOLE                202,500
CANADIAN NATIONAL RAILWAY.               COM     136375102     1,759      60,000 SH        SOLE                 60,000
CANADIAN NATIONAL RAILWAY 5.25% PFD     QUIDS    136375409       669      15,000 SH        SOLE                 15,000
CHIRON CORP.                             COM     170040109    24,750     550,000 SH        SOLE                550,000
CINERGY CORP.                            COM     172474108     9,918     300,000 SH        SOLE                300,000
CISCO SYSTEMS, INC.                      COM     17275R102   101,384   1,835,000 SH        SOLE              1,835,000
CISCO SYSTEMS, INC.                     CALL     17275R902       553      10,000      CALL
COCA-COLA CO.                            COM     191216100     9,371     170,000 SH        SOLE                170,000
COCA-COLA CO.                            PUT     191216950       551      10,000       PUT
CORNING, INC.                            COM     219350105   115,830     390,000 SH        SOLE                390,000
CORNING, INC                            CALL     219350905     4,455      15,000      CALL
DEAN FOODS CO.                           COM     242361103     9,975     300,000 SH          SOLE              300,000
DELPHI AUTOMOTIVE, INC.                  COM     247126105    10,436     690,000 SH          SOLE              690,000
DIAMOND TECHNOLOGY                       COM     252762109     3,564      48,000 SH          SOLE               48,000
DOVER CORP.                              COM     260003108    12,204     260,000 SH          SOLE              260,000
DUKE ENERGY CORP                         COM     264399106    22,466     262,000 SH          SOLE              262,000
DUKE ENERGY CORP.                        PUT     264399956     5,145      60,000       PUT
ELAN CORP. PLC                          ADRS     284131208    30,112     550,000 SH          SOLE              550,000
ENDESA, S.A.                            ADRS     29258N107     3,187     170,000 SH          SOLE              170,000
ENGELHARD CORP.                          COM     292845104     8,613     530,000 SH          SOLE              530,000
ENRON CORP.                              COM     293561106    43,813     500,000 SH          SOLE              500,000
ERICSSON (L.M.) TELEPHONE CO.            COM     294821400    46,412   3,133,333 SH          SOLE            3,133,333
ERICSSON (L.M.) TELEPHONE CO.           CALL     294821900       296      20,000      CALL
EXXON MOBIL CORP.                        COM     30231G102    14,119     158,418 SH          SOLE              158,418
FEDERAL HOME LOAN MORTGAGE CORP.         COM     313400301    18,652     345,000 SH          SOLE              345,000
FIRST DATA CORP.                         COM     319963104    13,437     343,980 SH          SOLE              343,980
FORT JAMES CORP.                         COM     347471104    13,631     446,000 SH          SOLE              446,000
GENERAL ELECTRIC CO.                     COM     369604103   109,606   1,900,000 SH          SOLE            1,900,000
GLOBAL CROSSING LTD                      COM     G3921A100    19,964     644,000 SH          SOLE              644,000
GLOBAL CROSSING LTD 6.75% CONV           DEB     G3921A134    10,015      40,000 SH          SOLE               40,000
GREENPOINT FINANCIAL CORP.               COM     395384100    12,887     435,000 SH          SOLE              435,000
HEWLETT-PACKARD CO.                      COM     428236103    19,400     200,000 SH          SOLE              200,000
HONEYWELL INT'L INC.                     COM     438516106    12,825     360,500 SH          SOLE              360,000
INTEL CORP.                              COM     458140100    28,262     680,000 SH          SOLE              680,000
INTEL CORP                               PUT     458140950       416      10,000       PUT
INTERSTATE BAKERIES CORP.                COM     46072H108     2,018     138,000 SH          SOLE              138,000
INVESTORS FINANCIAL SERV. CORP.          COM     461915100    44,188     700,000 SH          SOLE              700,000
IVEX PACKAGING CORP.                     COM     465855104     9,106     928,000 SH          SOLE              928,000
JOHNSON & JOHNSON                        COM     478160104    16,909     180,000 SH          SOLE              180,000
LILLY (ELI) & CO.                        COM     532457108    17,036     210,000 SH          SOLE              210,000
LILLY (ELI) & CO.                       CALL     532457908     4,462      55,000      CALL
LUCENT TECHNOLOGIES INC.                 COM     549463107    15,554     508,920 SH          SOLE              508,920
MCDONALD'S CORP.                         COM     580135101    16,905     560,000 SH          SOLE              560,000
MEAD CORP.                               COM     582834107     9,350     400,000 SH          SOLE              400,000
MEADIAONE GROUP, INC. 6.25% DUE 2001    PIES     58440J401     7,082      85,000 SH          SOLE               85,000
MELLON BANK CORP.                        COM     585509102    19,477     420,000 SH          SOLE              420,000
MERCK & CO., INC.                        COM     589331107    18,609     250,000 SH          SOLE              250,000
MINNESOTA MINING & MFG                   COM     604059105    24,148     265,000 SH          SOLE              265,000
MINNESOTA MINING & MFG                   PUT     604059955     4,566      50,000       PUT
MOTOROLA, INC.                           COM     620076109    13,719     485,622 SH          SOLE              485,622
MOTOROLA, INC.                           PUT     620076959       283      10,000       PUT
NATIONAL CITY CORP.                      COM     635405103     3,540     160,000 SH          SOLE              160,000
NEXTEL COMMUNICATIONS, INC.              COM     65332V103    48,620   1,040,000 SH          SOLE            1,040,000
NEXTEL COMM, INC. 5.25%DUE 1/15/2010     DEB     65332VAW3     9,338  10,000,000 PRIN        SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    73,255   1,840,000 SH          SOLE            1,840,000
NOKIA CORP. PFD. ADR                    CALL     654902204     1,592      40,000      CALL   SOLE
NORTEL NETWORKS LTD                      COM     656569100    88,748   1,490,000 SH          SOLE            1,490,000
NORTEL NETWORKS LTD                     CALL     656568902     2,978      50,000      CALL
NORTHWESTERN CORP.                       COM     668074107     9,750     500,000 SH          SOLE              500,000
ORACLE CORP                              COM     68389X105    46,463     590,000 SH          SOLE              590,000
ORACLE CORP                             CALL     68389X955     2,362      30,000      CALL
PALL CORP.                               COM     696429307    11,963     600,000 SH          SOLE              600,000
PEPSICO, INC.                            COM     713448108    13,570     295,000 SH          SOLE              295,000
PETROLEUM & RESOURCES CORP.              COM     716549100    50,899   1,210,085 SH          SOLE            1,210,085
PHARMACIA  & UPJOHN INC.                 COM     71713U102    22,203     368,900 SH          SOLE              368,900
PROVIDENT BANKSHARES CORP.               COM     743859100     5,344     319,068 SH          SOLE              319,068
QRS CORP.                                COM     74726X105     8,811     585,000 SH          SOLE              585,000
QWEST COMMUNICATIONS INT'L. INC.         COM     749121109    36,528     760,000 SH          SOLE              760,000
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105     9,688     125,000 SH          SOLE              125,000
RCN CORP                                 COM     749361101     5,810     280,000 SH          SOLE              280,000
RYDER SYSTEM INC.                        COM     783549108     8,204     445,000 SH          SOLE              445,000
SBC COMMUNICATIONS INC.                  COM     78387G103    39,398     787,960 SH          SOLE              787,960
SAPIENT CORP                             COM     803062108    46,791   1,150,000 SH          SOLE            1,150,000
SAPIENT CORP                            CALL     803062908     1,627      40,000      CALL
SCHLUMBERGER, LTD                        COM     806857108     7,276      88,400 SH          SOLE               88,400
SMITHKLINE BEECHAM PLC                  ADRS     832378301    15,097     220,000 SH          SOLE              220,000
SOLECTRON CORP.                          COM     834182107    92,250   2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                    COM     866810104    12,259     105,000 SH          SOLE              105,000
SUN MICROSYSTEMS INC.                    PUT     866810954     5,254      45,000       PUT
TECO ENERGY, INC                         COM     872375100     8,625     300,000 SH          SOLE              300,000
TIFFANY & COMPANY                        COM     886547108    13,497     350,000 SH          SOLE              350,000
TIFFANY & COMPANY                       CALL     886547908       386      10,000      CALL
TIME WARNER INC.                         COM     887315109    11,640     148,752 SH          SOLE              148,752
TIME WARNER TELECOM                      COM     887319101    19,542     404,500 SH          SOLE              404,500
VERTEX PHARM 5% CV DUE 3/2007            DEB     92532FAA8    21,700  10,000,000 PRIN        SOLE           10,000,000
VODAFONE AIRTOUCH PLC                   ADRS     92857T107    10,638     287,500 SH          SOLE              287,500
WACHOVIA CORP.                           COM     929771103    10,771     190,000 SH          SOLE              190,000
WELLS FARGO & CO.                        COM     949746101    25,266     550,000 SH          SOLE              550,000
WILLIAMS COMMUNICATIONS GROUP INC.       COM     969455104     9,874     493,700 SH          SOLE              493,700
WILLIAMS COMPANIES, INC.                 COM     969457100    21,125     500,000 SH          SOLE              500,000
WILLIAMS COMPANIES, INC.                 PUT     969457950       266       6,300       PUT
WILMINGTON TRUST CORP.                   COM     971807102    11,261     210,000 SH          SOLE              210,000
WORLDCOM INC.                            COM     98157D106    16,706     550,000 SH          SOLE              550,000
                                                           2,192,813




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